RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of Net Assets Available for Benefits from the financial statements to Form 5500:

	December 31,
(in thousands)	2025	2024
Net Assets Available for Benefits	$606,648	$518,697
Common/Collective Trust Fair Value Adjustment	(200)	—
Deemed Distributions	—	(108)
Net Assets Available for Benefits per Form 5500	$606,448	$518,589
The following is a reconciliation of the Change in Net Assets Available for Benefits from the financial statements to Form 5500:

Year Ended December 31,
(in thousands)	2025
Net Increase (Decrease) in Net Assets Available for Benefits	$87,951
Common/Collective Trust Fair Value Adjustment	(200)
Deemed Distributions	108
Net Increase (Decrease) in Net Assets Available for Benefits per Form 5500	$87,859